Segmental Analyses - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 1,076	£ 1,450	£ 1,512
Adjusted at Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	761	778
Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(37)	(27)
Adjusted at Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	724	751	774
Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	352	699	738
Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	1,076	1,450	1,512
United States | Adjusted at Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	210	205
United States | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(7)	(1)
United States | Adjusted at Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	203	204	258
United States | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	276	272	391
United States | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	479	476	649
Asia Pacific and Middle East | Adjusted at Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	154	170
Asia Pacific and Middle East | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(8)	(3)
Asia Pacific and Middle East | Adjusted at Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	146	167	163
Asia Pacific and Middle East | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	20	274	182
Asia Pacific and Middle East | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	166	441	345
Americas and Sub-Saharan Africa | Adjusted at Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	131	137
Americas and Sub-Saharan Africa | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(8)	(16)
Americas and Sub-Saharan Africa | Adjusted at Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	123	121	137
Americas and Sub-Saharan Africa | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	56	34	35
Americas and Sub-Saharan Africa | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	179	155	172
Europe and North Africa | Adjusted at Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	266	266
Europe and North Africa | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(14)	(7)
Europe and North Africa | Adjusted at Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	252	259	216
Europe and North Africa | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	0	119	130
Europe and North Africa | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 252	£ 378	£ 346